Pay vs Performance Disclosure	12 Months Ended
	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the Securities and Exchange Commission (“SEC”) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO named executive officers (“Non-PEO NEOs”) and Company performance for the fiscal years listed below. The amounts reported in the table below as “compensation actually paid” have been prepared in accordance with Item 402(v) of Regulation S-K. The compensation committee did not specifically consider the compensation actually paid amounts when determining named executive officer compensation for fiscal years 2021 through 2023. For a discussion of how the compensation committee seeks to align pay with performance when making executive compensation decisions, see “Executive Compensation - Compensation Discussion and Analysis” beginning on page 19 of this proxy statement.

Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based On: (d)
Fiscal Year	Summary Compensation Table Total for PEO(a) ($)	Compensation Actually Paid to PEO(a)(b)(c) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs(a)(b)(c) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (in millions)	Diluted Earnings Per Share (EPS)(e)
2023	$928,554	$683,679	$1,918,019	$2,676,902	$121.9	$200.6	$20	$3.11
2022	$948,093	$(12,096,573)	$523,772	$(2,611,365)	$122.6	$174.5	$95	$13.92
2021	$797,506	$17,578,077	$440,770	$4,752,059	$228.7	$199.1	$105	$15.05

(a) Mr. Williams was our PEO for each fiscal year presented. The non-PEO NEOs reflected in the tabular disclosure above represent the following individuals:

Fiscal 2021	Fiscal 2022	Fiscal 2023
Vickie D. Judy	Vickie D. Judy	Vickie D. Judy
Leonard L. Walthall	Leonard L. Walthall	Douglas W. Campbell
Leonard L. Walthall

(b) The amounts reported in this column have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s named executive officers. These amounts reflect the amounts reported in the total compensation column of the Summary Compensation Table on page 28 of this proxy statement, with certain adjustments as described in footnote (c) below.

(c) Compensation actually paid (“CAP”) reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth in the tables below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts reported in the “Exclusion of Stock Awards” and “Option Awards” columns of the following tables are the totals (or, in the case of the Non-PEO NEOs, the average of the totals) from the “Stock Awards” and “Option Awards” columns set forth in the Summary Compensation Table (“SCT”). Amounts in the “Inclusion of Stock Awards and Option Awards” columns are calculated in accordance with Item 402(v) of Regulation S-K.

PEO Total Compensation Amount	$ 928,554	$ 948,093	$ 797,506
PEO Actually Paid Compensation Amount	$ 683,679	(12,096,573)	17,578,077
Adjustment To PEO Compensation, Footnote

PEO SCT Total to CAP Reconciliation

Fiscal Year	Summary Compensation Table Total for PEO	Exclusion of Change in Pension Value for PEO	Exclusion of Stock Awards and Option Awards for PEO	Inclusion of Equity Values for PEO	Compensation Actually Paid to PEO
2023	$928,554	$-	$-	$(244,875)	$683,679
2022	$948,093	$-	$-	$(13,044,666)	$(12,096,573)
2021	$797,506	$-	$-	$16,780,571	$17,578,077

Average Non-PEO NEOs SCT Total to CAP Reconciliation

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2023	$1,918,019	$-	$(1,235,867)	$1,994,750	$2,672,902
2022	$523,772	$-	$-	$(3,135,136)	$(2,611,365)
2021	$440,770	$-	$-	$4,311,289	$4,752,059

The amounts reported in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:

Inclusion of Equity Values for PEO

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO	Total - Inclusion of Equity Values for PEO
2023	$-	$(103,106)	$-	$(141,769)	$-	$(244,875)
2022	$-	$(12,105,106)	$-	$(939,560)	$-	$(13,044,666)
2021	$-	$16,034,174	$-	$746,397	$-	$16,780,571

Average Inclusion of Equity Values for Non-PEO NEOs

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs	Total - Average Inclusion of Equity Values for Non- PEO NEOs
2023	$2,049,466	$(7,384)	$-	$(47,333)	$-	$1,994,750
2022	$-	$(2,665,356)	$-	$(469,780)	$-	$(3,135,136)
2021	$-	$3,938,090	$-	$373,199	$-	$4,311,289

(d) The amounts set forth in the “Peer Group Total Shareholder Return” column of the Pay Versus Performance Table are based on a customized peer group made up of automotive dealership companies composed of the common stock of Asbury Automotive Group, Inc.; AutoNation, Inc.; CarMax, Inc.; Copart, Inc.; Group 1 Automotive, Inc.; Lithia Motors, Inc.; Penske Automotive Group, Inc.; Rush Enterprises, Inc.; and Sonic Automotive, Inc. for the period of three fiscal years commencing on May 1, 2020 and ending on April 30, 2023. We utilized this peer group in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended April 30, 2023. We selected the customized peer group because the Hemscott Group 744 Index, which we utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in our prior Annual Reports on Form 10-K, is no longer available.

The comparison assumes $100 was invested for the period starting May 1, 2020, through the end of the listed year in the Company and in the weighted average of the peer group above, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(e) We determined earnings per share to be the most important financial performance measure used to link Company performance to compensation actually paid to our PEO and Non-PEO NEOs for our fiscal year ended April 30, 2023. Diluted earnings per share are computed by dividing net income attributable to common stockholders by the average number of common shares outstanding during the period plus dilutive common stock equivalents. Earnings per share may not have been the most important financial performance measure for fiscal years 2022 and 2021, and we may determine a different financial performance measure to be the most important in future years.

Non-PEO NEO Average Total Compensation Amount	$ 1,918,019	523,772	440,770
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,676,902	(2,611,365)	4,752,059
Compensation Actually Paid vs. Total Shareholder Return

Relationships Between Data in the Pay Versus Performance Table

Description of Relationship between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)

The following charts set forth the relationship between (i) the Company’s cumulative TSR over the three most recently completed fiscal years and the peer group cumulative TSR (“PTSR”) over the same period, and (ii) the compensation actually paid to our PEO and the average of compensation actually paid to our Non-PEO NEOs.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure

The following chart sets forth the relationship between compensation actually paid to our PEO, the average compensation actually paid to our Non-PEO NEOs, and our earnings per share during the three most recently completed fiscal years.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

For fiscal year 2023, the Company used only the two financial performance measures set forth below to link compensation actually paid to our NEOs to Company performance.

Earnings per Share
Return on Equity

Total Shareholder Return Amount	$ 121.9	122.6	228.7
Peer Group Total Shareholder Return Amount	200.6	174.5	199.1
Net Income (Loss)	$ 20,000,000	$ 95,000,000	$ 105,000,000
Company Selected Measure Amount	3.11	13.92	15.05
Adjustment to Compensation, Amount	$ 1,994,750	$ (3,135,136)	$ 4,311,289
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Equity
PEO Exclusion of Change in Pension Value for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0
PEO Exclusion of Stock Awards and Option Awards for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO Inclusion of Equity Values for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(244,875)	(13,044,666)	16,780,571
NEO Average Summary Compensation Table Total for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,918,019	523,772	440,770
NEO Average Exclusion of Change in Pension Value for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
NEO Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,235,867)	0	0
NEO Average Inclusion of Equity Values for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,994,750	(3,135,136)	4,311,289
NEO Average Compensation Actually Paid to Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,672,902	(2,611,365)	4,752,059
PEO Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(103,106)	(12,105,106)	16,034,174
PEO Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(141,769)	(939,560)	746,397
PEO Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO Total - Inclusion of Equity Values for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(244,875)	(13,044,666)	16,780,571
NEO Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,049,466	0	0
NEO Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,384)	(2,665,356)	3,938,090
NEO Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
NEO Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,333)	(469,780)	373,199
NEO Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0